Organization (Tables)	6 Months Ended
Jun. 30, 2025
Organization [Abstract]
Schedule of Company’s Principal Subsidiaries

As of the date of this report, the details of the Company’s principal subsidiaries are as follows:

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal activities
			Direct
Subsidiaries:
Finfront Holding Company (“Finfront”)	July 22, 2021	Cayman Islands	100%	Investment holding
Ethereal Tech Pte. Ltd. (“Ethereal Singapore”)	October 22, 2021	Singapore	100%	Provision of cloud mining services
Ethereal Tech US Corporation (“Ethereal US”)	December 15, 2021	United States	100%	Provision of self-mining activities and mining equipment sales
Ethereal Tech ME Limited	August 20, 2024	United Arab Emirates (“UAE”)	100%	Provision of cloud mining services, miner hosting services and mining equipment sales
Finfront Tech Company	June 28, 2024	Cayman Islands	100%	Investment holding
Cloudmap Tech Group Limited	June 11, 2024	Hong Kong Special Administrative Region	100%	Provision of self-mining activities
Uni-Titan LLC	February 19, 2025	United States	51%	Provision of miner hosting services